Employee Benefit Plan, Description of Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Integer
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Contribution, Combined Employee and Employer, Maximum, Percentage	100.00%
EBP, Contribution, Combined Employee and Employer, Maximum, Amount	$ 70,000
EBP, Eligible Compensation, Maximum, Amount	$ 350,000
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	20.00%
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	20.00%
EBP, Eligible Compensation, Maximum, Amount	$ 350,000
EBP, Contribution, Combined Employee and Employer, Maximum, Amount	$ 70,000
EBP, Contribution, Combined Employee and Employer, Maximum, Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Participant Contribution, After-tax Maximum Annual Compensation To Total Compensation, Percentage	6.00%
EBP, Participant Contribution, Pre-tax Maximum Annual Catch-Up Compensation, Amount	$ 7,500
EBP, Participant Contribution, Pre-tax Maximum Annual Super Catch-Up Compensation, Amount	$ 11,250
EBP, Vesting Description	All contributions to the account of an eligible participant and income and earnings, if any, attributable to the account of the participant are immediately and fully vested for the benefit of that participant upon receipt by the Plan Trustee (subject to subsequent loss, if any, through a decline in the market value of investments).
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Minimum Age For Voluntary Catchup Contributions | Integer	50
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Participant Contributions | Fully Corrected
EBP, Description of Plan [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 650,256
Late Contribution Interest Adjustment | Fully Corrected
EBP, Description of Plan [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 883